Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	Supplemental balance sheet information related to operating lease was as follows:
	As of December 31,
	2022	2023
Right-of-use Assets	$865,399	$2,431,475

Lease payment liabilities-current	(435,462)	(929,755)
Lease payment liabilities- non-current	(300,974)	(1,473,950)
Total	$(736,436)	$(2,403,705)

Schedule of Lease Expense	For the years ended December 31, 2021, 2022 and 2023, the lease expense was as follows:
	For the years ended December 31,
	2021	2022	2023
Operating leases cost excluding short-term rental expense	$1,207,920	$739,582	$698,455
Short-term lease cost	8,991	51,274	22,504
Total	$1,216,911	$790,856	$720,959

Schedule of Future Minimum Payments Operating Leases	The following is a schedule of future minimum payments under our operating leases:
For the year ended December 31,	Operating Leases
2024	$1,032,282
2025	996,455
2026	544,718
Total lease payments	2,573,455
Less: imputed interest	(169,750)
Total	$2,403,705